LEASES (Details Narrative)	Dec. 31, 2023
Lease Agreements [Member]
Remaining lease terms	1 year 6 months 7 days
Weighted average discount rate	5.00%
Minimum [Member]
Remaining lease terms	29 days
Maximum [Member]
Remaining lease terms	1 year 9 months